Goodwill and Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Carrying Values Of Goodwill Assigned To Operating Segments
The carrying values of goodwill assigned to the Company’s operating segments are as follows:

	March 31, 2022	December 31, 2021
Cell Therapy	$112,347	$112,347
Degenerative Disease	3,610	3,610
Biobanking	7,347	7,347

	$123,304	$123,304

The carrying values of goodwill assigned to the Company’s operating segments are as follows:

	Cell Therapy	Degenerative Disease	Biobanking	Total
Balance at December 31, 2019	$112,347	$7,374	$7,347	$127,068
Derecognition of goodwill related to sale of UltraMIST business	—	(3,764)	—	(3,764)
Impairment	—	—	—	—

Balance at December 31, 2020	$112,347	$3,610	$7,347	$123,304
Impairment	—	—	—	—

Balance at December 31, 2021	$112,347	$3,610	$7,347	$123,304

Schedule of Intangible Assets, Net
Intangible assets, net consisted of the following:

	March 31, 2022	December 31, 2021	Estimated Useful Lives
Amortizable intangible assets:
Developed technology	$16,810	$16,810	11-16 years
Customer relationships	2,413	2,413	10 years
Trade names & trademarks	570	570	10-13 years
Reacquired rights	4,200	4,200	6 years

	23,993	23,993
Less: Accumulated amortization
Developed technology	(5,666)	(5,376)
Customer relationships	(1,236)	(1,170)
Trade names & trademarks	(233)	(220)
Reacquired rights	(2,712)	(2,540)

	(9,847)	(9,306)

Amortizable intangible assets, net	14,146	14,687
Non-amortized intangible assets
Acquired IPR&D product rights	108,500	108,500	indefinite

	$122,646	$123,187

Intangible assets, net consisted of the following:

	December 31, 2021	December 31, 2020	Estimated Useful Lives
Amortizable intangible assets:
Developed technology	$16,810	$16,810	11 – 16 years
Customer relationships	2,413	2,413	10 years
Trade names & trademarks	570	570	10 – 13 years
Reacquired rights	4,200	4,200	6 years

	23,993	23,993
Less: Accumulated amortization
Developed technology	(5,376)	(4,203)
Customer relationships	(1,170)	(906)
Trade names & trademarks	(220)	(165)
Reacquired rights	(2,540)	(1,840)

	(9,306)	(7,114)

Amortizable intangible assets, net	14,687	16,879
Non-amortized intangible assets
Acquired IPR&D product rights	108,500	108,500	indefinite

	$123,187	$125,379

Schedule of Aggregate Amortization Expense Related to Intangible Assets
Aggregate amortization expense for each of the five succeeding years related to intangible assets held as of December 31, 2021 is estimated as follows:

2022	$2,193
2023	2,193
2024	1,784
2025	1,493
2026	1,356